Schedule of Disaggregated Geographical Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 3,153,500	$ 591,500
AgeX Therapeutics Inc [Member]
Total revenues	142,000	34,000
UNITED STATES | AgeX Therapeutics Inc [Member]
Total revenues	90,000	10,000
Foreign [Member] | AgeX Therapeutics Inc [Member]
Total revenues	$ 52,000	$ 24,000